Annual Total Returns - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund - Class O	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	11.11%
Annual Return 2015	(5.31%)
Annual Return 2016	17.08%
Annual Return 2017	19.32%
Annual Return 2018	(5.30%)
Annual Return 2019	28.20%
Annual Return 2020	27.48%
Annual Return 2021	28.50%
Annual Return 2022	(19.79%)
Annual Return 2023	28.33%